Staff Costs - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Director	Dec. 31, 2021 USD ($) Director	Dec. 31, 2020 GBP (£) Director
Classes of employee benefits expense [abstract]
Number of directors, exercised share options	3	3	0
Gain on exercise of option	$ 48,000	$ 700	£ 0